Prepayments, Other Receivables and Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments Other Receivables And Other Assets [Abstract]
Schedule of Prepayments, Other Receivables and Other Assets

	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Non-current
Prepayments	—	1,163
Deposits	95,328	57,724
Loan receivable	—	33,323
Other receivables	48	138
	95,376	92,348
Allowance for ECLs	—	(806)
Total	95,376	91,542
Current
Prepayments	22,146	12,325
Deposits	89	87
Loan receivable	3,000	—
Other receivables	3,288	2,537
Total	28,523	14,949

Schedule of Allowance for ECLs

The movements in allowance for ECLs are as follows:

	2020	2019
	RMB’000	RMB’000
At the beginning of the year	(806)	—
Impairment losses, net	(257)	(806)
Amount written off as uncollectible	1,063	—
At the end of the year	—	(806)